Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the consolidated financial statements.
Basis of Presentation
We have prepared the accompanying consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial reporting. These consolidated financial statements are unaudited and, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our consolidated cash flows, operating results, and balance sheets for the periods presented. Operating results for the periods presented are not necessarily indicative of the results that may be expected for 2022. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted in accordance with the rules and regulations of the SEC. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes included as an exhibit to the amendment to the Current Report on Form 8-K/A, which was filed with the SEC on March 31, 2022 (the “8-K/A”).
Use of Estimates
The consolidated assets, liabilities and results of operations prior to the reverse recapitalization are those of Core Scientific Holding Co. The outstanding shares and corresponding capital amounts, and losses per share, prior to the reverse recapitalization, have been retroactively adjusted in accordance with Accounting Standards Codification (“ASC”) 805,
Business Combinations
.
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Some of the more significant estimates include the valuation of the Company’s common shares and the determination of the grant date fair value of stock-based compensation awards for periods prior to the Merger, the valuation of goodwill and intangibles, the fair value of convertible debt, acquisition purchase price accounting, and income taxes. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from management’s estimates.
Cash, Cash Equivalents, and Restricted Cash
Cash and cash equivalents include all cash balances and highly liquid investments with original maturities of three months or less from the date of acquisition. As of March 31, 2022, cash equivalents included $90.0 million of highly liquid money market funds, which are classified as Level 1 within the fair value hierarchy. Restricted cash consists of cash held in escrow to pay for construction and development activities.
The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported on the consolidated balance sheets to the total of the same amount shown in the consolidated statements of cash flows (in thousands):

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$96,355	$117,871
Restricted Cash	14,077	13,807

Total cash, cash equivalents and restricted cash	$110,432	$131,678

Property, Plant and Equipment, Net
Property, plant and equipment includes land, buildings and improvements for datacenter facilities and leasehold improvements for the Company’s corporate headquarters. Property and equipment consists of computer, mining, network, electrical and other equipment, including right-of-use
assets under finance leases. Property, plant and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are capitalized at cost and amortized over the shorter of their estimated useful lives or the lease term. Property, plant and equipment, net included construction in progress of $65.5 million and $42.6 million as of March 31, 2022 and December 31, 2021, respectively.
Subsequent to January 1, 2022, future obligations related to finance leases are presented as Finance lease liabilities, current portion and Finance lease liabilities, net of current portion in the Company’s Consolidated Balance Sheets. Finance lease right-of-use
assets are included within Property and equipment, net on our Condensed Consolidated Balance Sheets. Depreciation expense, including amortization of right-of-use
assets held under finance leases, is primarily included in Cost of Revenue in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income.
Prior to January 1, 2022, future obligations related to capital leases accounted for under ASC 840 are presented as Finance lease liabilities, current portion and Finance lease liabilities, net of current portion on the Company’s Consolidated Balance Sheets. Capital lease assets for those periods are included within Property and equipment, net on our Condensed Consolidated Balance Sheets. Amortization of capital lease assets for periods prior to January 1, 2022 are primarily included in Cost of Revenue in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income.

Self-mining computer equipment that is subsequently contracted for sale to customers is valued at the lower of cost or net realizable value, with any write-down recognized as Cost of Equipment Sales in the Company’s Consolidated Statements of Operations.
Derivative Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The classification of derivative instruments, including whether such instruments should be classified as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Public Warrants and the Private Placement Warrants are recognized as derivative liabilities. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statements of operations and presented as Fair value adjustments on derivative warrant liabilities. The initial and subsequent estimated fair value of both the Public Warrants and Private Placement Warrants was based on the listed price in an active market for the Public Warrants.
Recently Adopted Accounting Standards
Simplifying Income Taxes
In December 2019
,
 the FASB issued
ASU 2019-12
,
 Income Taxes (Topic
 740):
 Simplifying the Accounting for Income Taxes,
 which simplifies the accounting for income taxes by removing the exceptions to the incremental approach for intra-period tax allocation in certain situations, the requirement to recognize a deferred tax liability for a change in the status of a foreign investment, and the general methodology for computing income taxes in an interim period when year-to date
loss exceeds the anticipated loss for the year. The amendments also simplify the accounting for income taxes with regard to franchise tax, the evaluation of step up in the tax basis goodwill in certain business combinations, allocating current and deferred tax expense to legal entities that are not
 subject to tax and enacted change in tax laws or rates. The standard was applied on a prospective basis beginning January 1, 2022 and the adoption of this standard did not have a material effect on the Company’s consolidated financial statements.
Leases
In February 2016, the FASB issued ASU
No. 2016-02,
Leases-(Topic 842). Under this new guidance, lessees are required to recognize for all leases (with the exception of short-term leases): 1) a lease liability equal to the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and 2) a right-of-use
asset which will represent the lessee’s right to use, or control the use of, a specified asset for the lease term (“ROU asset”). The Company adopted Topic 842 effective for the Company’s annual and interim reporting periods beginning January 1, 2022. The adoption of Topic 842 required the Company to recognize non-current
assets and liabilities for
right-of-use
assets and operating lease liabilities on its consolidated balance sheet, but it did not have a material effect on the Company’s results of operations or cash flows. Topic 842 also requires additional footnote disclosures to the Company’s consolidated financial statements.
A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. The Company adopted the new standard on January 1, 2022 and used the effective date as the date of initial application. Consequently, financial information has not been updated, and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022.

The new standard provides a number of optional practical expedients in transition. The Company has elected the ‘package of practical expedients’, which permits the Company not to reassess prior conclusions about lease identification, lease classification and initial direct costs under the new standard. The Company has not elected the use-of-hindsight
or the practical expedient pertaining to land easements; the latter not being applicable to the Company.
The new standard also provides practical expedients for the Company’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company does not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Company has not elected to apply the practical expedient to not separate lease and non-lease
components for the Company’s leases as of the transition date of January 1, 2022 but may apply the practical expedient prospectively to certain asset classes.
The cumulative effect of initially applying the new lease standard on January 1, 2022 is as follows:

	January 1, 2022
	Beginning Balance	Cumulative Effect Adjustment	Beginning Balance, As Adjusted
Assets
Prepaid expenses and other current assets	$30,111	$(453)	$29,658
Other noncurrent assets	$21,045	$1,814	$22,859
Liabilities
Accrued expenses and other	$67,862	$(188)	$67,674
Other noncurrent liabilities	$18,531	$(1,173)	$17,358
The most significant judgments and impacts upon adoption of the standard include the following:

•
We recognized
right-of-use
assets and operating lease liabilities for operating leases that have not previously been recorded. The lease liability for operating leases is based on the net present value of future minimum lease payments. The right-of-use
asset for operating leases is based on the lease liability adjusted for the reclassification of certain balance sheet amounts such as prepaid rent. Deferred and prepaid rent are no longer presented separately but are included in the balance of operating lease right-of-use
assets.

•
In determining the discount rate used to measure the
right-of-use
asset and lease liability, rates implicit in the leases were not readily available and therefore we used an estimate of our incremental borrowing rate. Our incremental borrowing rate was based on an estimated secured rate with reference to recent borrowings of similar collateral and tenure.

•
Certain line items in the Consolidated Balance Sheets have been renamed to align with the new terminology presented in the new lease standard; “Capital lease obligations, current portion” and “Capital lease obligations, net of current portion” are now presented as “Finance lease liabilities, current portion” and “Finance lease liabilities, net of current portion” on the Consolidated Balance Sheets, respectively.

•
Upon adoption on January 1, 2022, Operating lease
right-of-use
assets of $6.7 million were recorded in Other noncurrent assets, which included $0.5 million related to prepaid rent that was reclassified from Prepaid Expenses and other current assets and $4.8 million related to prepaid rent and other that had already previously been presented as Other noncurrent assets on the Consolidated Balance Sheets. In addition, upon adoption on January 1, 2022, the current portion of operating lease liabilities of

$0.2 million were recorded in Accrued expenses and the noncurrent portion of operating lease liabilities of $1.2 million were recorded within Other noncurrent liabilities on the Consolidated Balance Sheets.

Accounting Standards not yet adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Measurement of Credit Losses on Financial Instruments, which will require an entity to measure credit losses for certain financial instruments and financial assets, including trade receivables. Under this update, on initial recognition and at each reporting period, an entity will be required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. This update will be effective for the Company with the annual reporting period beginning January 1, 2023, including interim periods within that reporting period. Should the company lose its status as an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and its status as a “smaller reporting company” as defined in the Securities Exchange Act of 1934, as amended, prior to this adoption date, the standard would be applicable in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2022. Early adoption is permitted. The Company is currently evaluating the impacts the adoption of this standard will have on the consolidated financial statements.
There are no other new accounting pronouncements that are expected to have a significant impact on the Company’s consolidated financial statements.